Land Use Rights, Net - Additional Information (Detail) $ in Thousands, ¥ in Millions			12 Months Ended
	Jan. 26, 2014 CNY (¥)	Jan. 26, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization of land use rights				$ 218	$ 222	$ 223
Future amortization expense of land use rights per year				$ 218
Amortization period of land use rights			5 years	5 years
Land use right pledge		$ 2,129		$ 2,129
Proceeds from long term line of credit	¥ 30	$ 4,631	¥ 30	4,631
Remaining principal amount				$ 2,316